UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen Griffin
Title:                        CFO
Phone:                        212-421-9303
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           17
Form 13F Information Table Value Total:           $106,909,048

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC
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
        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104    67.68     2250 SH       OTHER   LLP                 0     2250        0
CNA FINANCIAL COPR             COM              126117100  105.435     4125 SH       OTHER   LLP                 0     4125        0
CARNIVAL CORP                  PAIRED CTF       143658300  12322.8   407500 SH       OTHER   LLP                 0   407500        0
DIAMOND Offshore               COM              25271C102   74.628     1200 SH       OTHER   LLP                 0     1200        0
Discovery Labs                 COM              254668106  3.31683    17457 SH       OTHER                       0    17457        0
Discovery Labs                 COM              254668106  5.59949    29471 SH       SOLE                    29471        0        0
Discovery Labs                 COM              254668106  4.88808   167400 SH       OTHER                       0   167400        0
Discovery Labs                 COM              254668106  9.71192   332600 SH       SOLE                   332600        0        0
DISCOVERY                      COMMUNICATNS NEW 25470F302 14954.03   483480 SH       OTHER   LLP                 0   483480        0
LIBERTY Global Inc A           COM SER A        530555101 28285.95  1088340 SH       OTHER   LLP                 0  1088340        0
Loews Corp                     COM              540424108 7211.615   216500 SH       OTHER   LLP                 0   216500        0
MIRANT CORP NEW                W EXP 01/03/201  60467R126   4.9196    50200 SH       OTHER   LLC                 0    50200        0
MOLEX INC                      CL A             608554200 16717.20  1082020 SH       OTHER   LLP                 0  1082020        0
SOUTHERN COPPER CORP           COM              84265V105 7060.515   266033 SH       OTHER   LLP                 0   266033        0
TELEPHONE & DATA SPECIAL SHS   COM              879433860 15291.81   576180 SH       OTHER   LLP                 0   576180        0
TEMPLETON EMERGING MKTS FND    COM              880191101 3914.102   228494 SH       OTHER   LLP                 0   228494        0
WYNN RESORTS LTD               COM              983134107 874.8169    11470 SH       OTHER   LLP                 0    11470        0